GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 8.0	$ 45.4	$ 51.5	$ 51.1